Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	$ 8,848	$ 9,279
Foreign currency adjustments and other	26	(431)
Ending balance	8,874	8,848
Canadian banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	1,690	1,690
Ending balance	1,690	1,690
Global wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	3,580	3,614
Foreign currency adjustments and other	19	(34)
Ending balance	3,599	3,580
Global banking and markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	231	240
Foreign currency adjustments and other	12	(9)
Ending balance	243	231
Latin America [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	2,517	2,832
Foreign currency adjustments and other	(116)	(315)
Ending balance	2,401	2,517
Caribbean and central america [member]
Disclosure of reconciliation of changes in goodwill [line items]
Begining balance	830	903
Foreign currency adjustments and other	111	(73)
Ending balance	$ 941	$ 830